UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-09205

      Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
      New York, NY 10166
(Address of principal executive offices) (Zip code)

Kenneth Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
          New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2010 Value

	Investments in Securities – 104.13%
	Common Stock – 103.91%
	United States – 66.52%
	Apparel Manufacturers – 1.78%
433,100	Coach, Inc.	(a)	$18,605,976

	Applications Software – 2.16%
403,265	Quest Software, Inc.*		9,916,286
309,400	Red Hat, Inc.*		12,685,400

			22,601,686

	Commercial Banks - Southern U.S. – 0.20%
826,300	Synovus Financial Corp.		2,032,698

	Commercial Services - Finance – 1.75%
653,225	Verisk Analytics, Inc., Class A*	(a)	18,296,832

	Computers – 13.65%
356,460	Apple, Inc.*	(a)(b)	101,145,525
2,152,500	Dell, Inc.*	(a)	27,896,400
322,800	Hewlett-Packard Co.	(a)	13,580,196

			142,622,121

	Computers - Memory Devices – 6.38%
1,315,721	SanDisk Corp.*	(a)	48,221,175
648,600	Western Digital Corp.*	(a)	18,413,754

			66,634,929

	Diversified Banking Institute – 0.60%
1,618,800	Citigroup, Inc.*		6,313,320

	Electronic Components - Semiconductors – 10.66%
888,100	Altera Corp.	(a)	26,785,096
601,819	Broadcom Corp., Class A	(a)	21,298,375
2,116,400	Micron Technology, Inc.*		15,259,244
573,239	Mindspeed Technologies, Inc.*		4,454,067
1,135,000	OmniVision Technologies, Inc. *		26,150,400
655,100	Xilinx, Inc.	(a)	17,432,211

			111,379,393

	Engineering / R&D Services – 1.52%
347,058	Mistras Group, Inc.*		4,018,932

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2010 Value

	Common Stock – (continued)
	United States – (continued)
	Engineering / R&D Services (continued)
352,033	Shaw Group, Inc.*		$11,814,227

			15,833,159

	Industrial Audio & Video Production – 1.21%
222,040	Dolby Laboratories, Inc., Class A*	(a)	12,614,092

	Internet Application Software – 0.97%
597,100	IntraLinks Holdings, Inc.*		10,096,961

	Investment Management / Advisory Services – 2.06%
1,966,000	Janus Capital Group, Inc.		21,527,700

	Networking Products – 2.09%
601,400	Atheros Communications, Inc.*	(a)	15,846,890
512,500	Infinera Corp.*	(a)	5,980,875

			21,827,765

	Retail - Consumer Electronics – 2.95%
753,800	Best Buy Co., Inc.	(a)	30,777,654

	Retail - Discount – 1.79%
384,030	Dollar Tree, Inc.*	(a)	18,725,303

	Semiconductor Components - Integrated Circuits – 8.79%
873,583	Analog Devices, Inc.	(a)	27,413,034
1,357,200	Cypress Semiconductor Corp.*	(a)	17,073,576
3,214,169	Integrated Device Technology, Inc.*	(a)	18,802,889
467,100	Linear Technology Corp.		14,353,983
1,478,300	TriQuint Semiconductor, Inc.*	(a)	14,191,680

			91,835,162

	Telecommunication Equipment Fiber Optics – 1.43%
936,365	Oclaro, Inc.*		14,991,204

	Transport - Services – 0.68%
558,158	Echo Global Logistics, Inc.*	(a)	7,127,678

	Web Hosting / Design – 2.82%
139,071	Equinix, Inc.*	(a)	14,233,917

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2010 Value

	Common Stock – (continued)
	United States – (continued)
	Web Hosting / Design (continued)
1,467,964	Terremark Worldwide, Inc.*		$15,178,748

			29,412,665

	Wireless Equipment – 3.03%
1,483,445	Aruba Networks, Inc.*	(a)	31,656,716

	Total United States (Cost $592,633,444)		$694,913,014

	Bermuda – 4.44%
	Semiconductor Components - Integrated Circuits – 4.44%
2,650,818	Marvell Technology Group, Ltd.*		46,415,823

	Total Bermuda (Cost $45,749,652)		$46,415,823

	China – 18.28%
	Auto - Cars / Light Trucks – 1.39%
1,810,000	Byd Co., Ltd., Class H		14,536,998

	B2B / E-Commerce – 0.04%
25,600	ChinaCache International Holdings, Ltd. - Sponsored ADR*		355,840

	Computer Services – 1.42%
459,700	VanceInfo Technologies, Inc. - Sponsored ADR*	(a)	14,866,698

	Food - Confectionery – 0.68%
7,669,000	Want Want China Holdings, Ltd.		7,112,642

	Human Resources – 1.29%
358,900	51job, Inc. - Sponsored ADR*	(a)	13,447,983

	Instruments - Controls – 0.40%
5,209,151	China Automation Group, Ltd.		4,200,500

	Insurance Brokers – 2.14%
954,056	CNinsure, Inc. - Sponsored ADR	(a)	22,296,289

	Internet Content - Information / Network – 0.50%
51,200	Baidu, Inc. - Sponsored ADR*	(a)	5,254,144

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2010 Value

	Common Stock – (continued)
	China – (continued)
	Real Estate Management / Services – 0.86%
478,143	E-House China Holdings, Ltd. - Sponsored ADS	(a)	$9,022,558

	Real Estate Operations / Development – 1.59%
9,753,211	Longfor Properties Co., Ltd.		11,043,232
19,937,000	Powerlong Real Estate Holdings, Ltd.		5,572,874

			16,616,106

	Retail - Regional Department Stores – 4.05%
14,917,303	Golden Eagle Retail Group, Ltd.		42,273,936

	Retail - Restaurants – 2.09%
13,023,037	Ajisen China Holdings, Ltd.		20,465,945
49,323	Country Style Cooking Restaurant Chain Co., Ltd. - Sponsored ADR*		1,410,144

			21,876,089

	Web Portals / ISP – 1.83%
483,700	Netease.com, Inc. - Sponsored ADR*	(a)	19,077,128

	Total China (Cost $153,507,482)		$190,936,911

	France – 1.01%
	Batteries / Battery Systems – 1.01%
271,700	Saft Groupe S.A.		10,608,497

	Total France (Cost $13,173,183)		$10,608,497

	Germany – 0.49%
	Enterprise Software / Services – 0.49%
41,934	Software AG		5,072,221

	Total Germany (Cost $4,689,153)		$5,072,221

	Hong Kong – 10.91%
	Agricultural Operations – 0.72%
7,747,005	China Green Holdings, Ltd.		7,484,362

	Alternative Waste Technology – 1.75%
36,576,633	China Everbright International, Ltd.		18,280,798

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2010 Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Audio / Video Products – 0.43%
6,517,733	Skyworth Digital Holdings, Ltd.		$4,542,067

	Diversified Operations – 1.79%
12,026,379	Guangdong Investment, Ltd.		6,274,073
2,455,338	Shanghai Industrial Holdings, Ltd.		12,398,155

			18,672,228

	Electronic Measuring Instruments – 0.26%
3,497,060	Wasion Group Holdings International, Ltd.		2,680,277

	Lottery Services – 0.55%
60,300,000	REXLot Holdings, Ltd.		5,747,894

	Retail - Apparel / Shoes – 3.95%
42,242,637	Trinity, Ltd.		41,300,232

	Retail - Jewelry – 0.23%
1,036,000	Chow Sang Sang Holdings, Ltd.		2,402,105

	Transactional Software – 1.23%
326,775	Longtop Financial Technologies, Ltd. - Sponsored ADR*	(a)	12,858,596

	Total Hong Kong (Cost $77,393,087)		$113,968,559

	Ireland – 0.96%
	Computer Services – 0.96%
236,100	Accenture PLC, Class A		10,031,889

	Total Ireland (Cost $10,294,210)		$10,031,889

	Singapore – 1.30%
	Electronic Components - Semiconductors – 1.30%
604,300	Avago Technologies, Ltd.*		13,602,793

	Total Singapore (Cost $12,195,639)		$13,602,793

	Total Common Stock (Cost $909,635,850)		$1,085,549,707

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Contracts		September 30, 2010 Value

	Purchased Options – 0.22%
	Call Options – 0.22%
	United States – 0.22%
	Computers – 0.22%
1,750	Apple, Inc., 01/22/2011, $300.00	$2,336,250

	Total Call Options (Cost $1,722,841)	$2,336,250

	Total Purchased Options (Cost $1,722,841)	$2,336,250

	Total Investments in Securities (Cost $911,358,691) – 104.13%	$1,087,885,957

	Other Liabilities in Excess of Assets – (4.13%) **	(43,147,358)

	Net Assets – 100.00%	$1,044,738,599

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)	Security held in connection with an open put or call option contract.

*	Non-income producing security.

**

Includes $224,867,636 invested in a PNC Bank Money Market Account, which is 21.52% of net assets and foreign currency with a U.S. Dollar value ($1,410,921) held in custody at PFPC Trust, which is (0.14%) of net assets.

At December 31, 2009, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased, and purchased options was $822,081,478, $380,009,544 and $8,200,049, respectively.

For Federal income tax purposes, at December 31, 2009, accumulated net unrealized gain on portfolio investments, securities sold, not yet purchased, and purchased options was $133,011,400, consisting of $184,011,861 gross unrealized gain and $51,000,461 gross unrealized loss.

ADR American Depository Receipt

ADS American Depository Share

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2010 Value

	Securities Sold, Not Yet Purchased – 54.14%
	Common Stock – 54.14%
	United States – 25.90%
	Airlines – 0.62%
553,200	Delta Air Lines, Inc.	$6,439,248

	Commercial Banks - Western U.S. – 0.57%
502,860	Cathay General Bancorp	5,979,005

	Commercial Services - Finance – 0.56%
135,400	Coinstar, Inc.	5,820,846

	Cruise Lines – 1.17%
388,300	Royal Caribbean Cruises, Ltd.	12,243,099

	Electric - Integrated – 2.91%
421,911	Consolidated Edison, Inc.	20,344,548
270,000	Southern Co.	10,054,800

		30,399,348

	Electronic Components - Semiconductors – 5.13%
437,858	Cree, Inc.	23,771,311
490,000	Intel Corp.	9,422,700
496,200	Microchip Technology, Inc.	15,605,490
166,100	Microsemi Corp.	2,848,615
53,900	Silicon Laboratories, Inc.	1,975,435

		53,623,551

	Finance - Other Services – 1.19%
436,274	NYSE Euronext	12,464,348

	Networking Products – 1.87%
892,600	Cisco Systems, Inc.	19,547,940

	Paper & Related Products – 1.11%
532,700	International Paper Co.	11,586,225

	Recreational Centers – 1.08%
286,398	Life Time Fitness, Inc.	11,304,129

	REITS - Apartments – 2.16%
110,636	AvalonBay Communities, Inc.	11,498,400
231,027	Camden Property Trust	11,082,365

		22,580,765

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2010 Value

	Common Stock – (continued)
	United States – (continued)
	REITS - Single Tenant – 0.99%
305,600	Realty Income Corp.	$10,304,832

	Retail - Building Products – 1.24%
408,900	Home Depot, Inc.	12,953,952

	Retail - Major Department Store – 1.61%
617,700	J.C. Penney Co., Inc.	16,789,086

	Semiconductor Components - Integrated Circuits – 1.35%
275,999	Power Integrations, Inc.	8,774,008
464,658	Sigma Designs, Inc.	5,338,921

		14,112,929

	Semiconductor Equipment – 1.49%
444,700	Veeco Instruments, Inc.	15,506,689

	Telecommunication Equipment Fiber Optics – 0.85%
485,600	Corning, Inc.	8,876,768

	Total United States (Proceeds $248,871,769)	$270,532,760

	China – 6.96%
	Airlines – 0.20%
3,582,000	China Southern Airlines Co., Ltd., Class H	2,076,337

	Commercial Banks - Non U.S. – 2.99%
24,288,000	Bank Of China, Ltd., Class H	12,733,443
4,516,000	China Citic Bank Corp., Ltd., Class H	2,879,512
6,082,500	China Merchants Bank Co., Ltd., Class H	15,670,101

		31,283,056

	Electric - Generation – 0.89%
9,240,482	Datang International Power Generation Co., Ltd., Class H	3,856,553
8,803,831	Huaneng Power International, Inc., Class H	5,477,451

		9,334,004

	Energy - Alternate Sources – 0.14%
1,508,000	China Longyuan Power Group Corp., Class H	1,495,725

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2010 Value

	Common Stock – (continued)
	China – (continued)
	Metal - Aluminum – 0.30%
131,000	Aluminum Corp. of China, Ltd. - Sponsored ADR	$3,119,110

	Metal Processors & Fabrication – 0.38%
6,436,000	China Zhongwang Holdings, Ltd.	3,987,685

	Real Estate Operations / Development – 1.20%
8,894,800	Guangzhou R&F Properties Co., Ltd., Class H	12,488,848

	Semiconductor Components - Integrated Circuits – 0.03%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	273,705

	Steel - Producers – 0.83%
5,406,000	Angang Steel Co., Ltd., Class H	8,676,684

	Total China (Proceeds $72,846,909)	$72,735,154

	Finland – 0.84%
	Wireless Equipment – 0.84%
879,500	Nokia Corp. - Sponsored ADR	8,821,385

	Total Finland (Proceeds $8,632,101)	$8,821,385

	Germany – 2.48%
	Power Conversion / Supply Equipment – 1.06%
100,406	SMA Solar Technology AG	11,107,177

	Semiconductor Equipment – 1.18%
413,000	Aixtron AG	12,291,496

	Transport - Services – 0.24%
139,183	Deutsche Post AG	2,528,129

	Total Germany (Proceeds $25,327,640)	$25,926,802

	Hong Kong – 2.59%
	Airport Development / Maintenance – 0.42%
8,328,000	Beijing Capital International Airport Co., Ltd., Class H	4,376,839

	Cellular Telecommunications – 0.81%
829,135	China Mobile, Ltd.	8,485,528

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2010 Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Finance - Other Services – 0.47%
249,100	Hong Kong Exchanges & Clearing, Ltd.	$4,902,942

	Real Estate Operations / Development – 0.89%
2,606,361	Hysan Development Co., Ltd.	9,333,382

	Total Hong Kong (Proceeds $23,544,285)	$27,098,691

	Japan – 9.21%
	Audio / Video Products – 1.21%
656,712	Panasonic Corp.	8,890,613
121,300	Sony Corp. - Sponsored ADR	3,750,596

		12,641,209

	Auto - Cars / Light Trucks – 0.37%
2,960,670	Mitsubishi Motors Corp.	3,862,875

	Circuit Boards – 0.75%
310,900	Ibiden Co., Ltd.	7,885,801

	Computers - Integrated Systems – 1.03%
3,405	NTT Data Corp.	10,755,997

	Electronic Components - Miscellaneous – 3.22%
224,300	Hoya Corp.	5,463,712
297,500	Murata Manufacturing Co., Ltd.	15,668,730
916,000	Nippon Electric Glass Co., Ltd.	12,477,624

		33,610,066

	Electronic Components - Semiconductors – 0.68%
115,500	Rohm Co., Ltd.	7,120,055

	Photo Equipment & Supplies – 0.31%
124,539	Olympus Corp.	3,258,740

	Semiconductor Equipment – 1.03%
214,000	Tokyo Electron, Ltd.	10,720,212

	Web Portals / ISP – 0.61%
18,452	Yahoo! Japan Corp.	6,369,904

	Total Japan (Proceeds $96,093,151)	$96,224,859

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2010 Value

	Common Stock – (continued)
	South Korea – 1.24%
	Electronic Components - Miscellaneous – 1.24%
741,014	LG Display Co., Ltd. - Sponsored ADR	$12,923,284

	Total South Korea (Proceeds $12,855,222)	$12,923,284

	Switzerland – 2.42%
	Computers - Peripheral Equipment – 1.10%
660,752	Logitech International SA	11,497,085

	Electronic Components - Semiconductors – 1.32%
1,804,874	STMicroelectronics NV	13,771,189

	Total Switzerland (Proceeds $25,737,087)	$25,268,274

	Taiwan – 1.81%
	Electronic Components - Miscellaneous – 1.11%
1,104,300	AU Optronics Corp. - Sponsored ADR	11,550,978

	Semiconductor Components - Integrated Circuits – 0.70%
1,354,437	Siliconware Precision Industries Co. - Sponsored ADR	7,354,593

	Total Taiwan (Proceeds $18,545,966)	$18,905,571

	United Kingdom – 0.69%
	Semiconductor Components - Integrated Circuits – 0.69%
1,275,896	CSR, PLC	7,217,881

	Total United Kingdom (Proceeds $6,709,183)	$7,217,881

	Total Securities Sold, Not Yet Purchased (Proceeds $539,163,313)	$565,654,661

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (0.30%)
	Total Return Swap Contracts - Long - (0.06%)
	Batteries / Battery Systems - 0.00%
$6,412,280	12/21/2010	GS Yuasa Corp.	$(26,140)

Agreement with Morgan Stanley, dated 09/13/2010 to receive the total return of the shares of GS Yuasa Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%

	Electronic Components - Miscellaneous - 0.00%
12,200,342	3/29/2012	Samsung SDI Co., Ltd.	50,371

Agreement with Morgan Stanley, dated 04/26/2010 to receive the total return of the shares of Samsung SDI Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.90%

	Electronic Components - Semiconductors - 0.02%
2,099,368	12/29/2011	Samsung Electronics Co., Ltd.	76,798

Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%

3,825,397	3/29/2012	Samsung Electronics Co., Ltd.	140,292

Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.65%

			217,090

	Enterprise Software / Services - (0.01%)
29,332,919	6/2/2011	Oracle Corp.	(111,466)

Agreement with Morgan Stanley, dated 06/25/2009 to receive the total return of the shares of Oracle Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Semiconductor Equipment - 0.04%
$12,881,898	12/29/2011	Jusung Engineering Co., Ltd.	$433,158

Agreement with Morgan Stanley, dated 05/20/2010 to receive the total return of the shares of Jusung Engineering Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%

	Web Portals / ISP - (0.17%)
38,172,017	6/2/2011	Google, Inc., Class A	(335,902)

Agreement with Morgan Stanley, dated 08/04/2009 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%

25,138,577	3/29/2012	NHN Corp.	(1,447,568)

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.67%

			(1,783,470)

	Wireless Equipment - 0.06%
53,608,684	6/2/2011	QUALCOMM, Inc.	631,826

Agreement with Morgan Stanley, dated 05/27/2009 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%

	Total Long Swap Contracts		$(588,631)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.24%)
	Audio / Video Products - 0.00%
$6,432,335	12/21/2010	Pioneer Corp.	$36,693

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Auto - Cars / Light Trucks - (0.02%)
6,572,515	3/29/2012	Volvo AB, Class B	(191,679)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Volvo AB, Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Capacitors - 0.04%
1,027,017	12/21/2010	Nippon Chemi-Con Corp.	59,333

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

14,003,425	12/21/2010	Taiyo Yuden Co., Ltd.	400,709

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.56%.

			460,042

	Cellular Telecommunications - (0.01%)
2,868,578	3/29/2012	SK Telecom Co., Ltd.	(108,265)

Agreement with Morgan Stanley, dated 06/17/2010 to deliver the total return of the shares of SK Telecom Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 4.25%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Circuit Boards - (0.01%)
$1,694,824	1/21/2011	Nan Ya Printed Circuit Board Corp.	$(166,909)

Agreement with Morgan Stanley, dated 11/03/2009 to deliver the total return of the shares of Nan Ya Printed Circuit Board Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 9.00%.

	Computers - 0.00%
2,114,915	1/21/2011	HTC Corp.	33,750

Agreement with Morgan Stanley, dated 06/14/2010 to deliver the total return of the shares of HTC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Electric Products - Miscellaneous - (0.02%)
7,195,109	12/21/2010	Casio Computer Co., Ltd.	(104,460)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

16,505,328	3/29/2012	LG Electronics, Inc.	(60,094)

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 1.92%.

			(164,554)

	Electronic Components - Miscellaneous - (0.05%)
7,906,328	12/21/2010	Alps Electric Co., Ltd.	50,243

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Alps Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electronic Components - Miscellaneous - (continued)
$11,530,288	12/29/2011	Samsung Electro-Mechanics Co., Ltd.	$(732,173)

Agreement with Morgan Stanley, dated 08/06/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.73%.

1,002,095	3/29/2012	Seoul Semiconductor Co., Ltd.	(14,609)

Agreement with Morgan Stanley, dated 09/17/2010 to deliver the total return of the shares of Seoul Semiconductor Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 7.00%.

2,085,967	1/21/2011	Wintek Corp.	132,840

Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.00%.

			(563,699)

	Electronic Components - Semiconductors - (0.12%)
9,601,444	12/21/2010	Elpida Memory, Inc.	(497,577)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.67%.

6,226,507	1/21/2011	Epistar Corp.	(173,500)

Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electronic Components - Semiconductors - (continued)
$1,748,117	1/21/2011	Everlight Electronics Co., Ltd.	$(8,852)

Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

11,893,734	3/29/2012	Hynix Semiconductor, Inc.	(625,910)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 4.00%.

			(1,305,839)

	Electronic Connectors - 0.00%
7,898,723	12/21/2010	Hirose Electric Co., Ltd.	(18,262)

Agreement with Morgan Stanley, dated 09/10/2010 to deliver the total return of the shares of Hirose Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Finance - Investment Banker / Broker - 0.00%
4,829,556	1/3/2012	Bolsas y Mercados Espanoles SA	4,899

Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.

	Machinery - Material Handling - 0.01%
2,420,939	12/21/2010	Tsugami Corp.	90,250

Agreement with Morgan Stanley, dated 07/20/2010 to deliver the total return of the shares of Tsugami Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.86%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		September 30, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Paper & Related Products - (0.05%)
$7,196,366	1/3/2012	UPM-Kymmene OYJ	$(500,779)

Agreement with Morgan Stanley, dated 07/15/2010 to deliver the total return of the shares of UPM-Kymmene OYJ in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Power Conversion / Supply Equipment - (0.01%)
4,877,863	1/3/2012	Vestas Wind Systems AS	(155,871)

Agreement with Morgan Stanley, dated 12/28/2009 to deliver the total return of the shares of Vestas Wind Systems AS in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

		Total Short Swap Contracts	$(2,550,223)

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Company's investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1—Quoted Prices
Common Stock	$1,085,549,707	$(565,654,661)	$—
Purchased Options	2,336,250	—	—
Level 2—Other Significant Observable Inputs
Total Return Swaps	—	—	(3,138,854)
Level 3—Other Significant Unobservable Inputs	—	—	—

Total	$1,087,885,957	$(565,654,661)	$(3,138,854)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	November 16, 2010

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	November 16, 2010

* Print the name and title of each signing officer under his or her signature.